Cover	Feb. 25, 2022
Cover [Abstract]
Entity Registrant Name	PLANET 13 HOLDINGS INC.
Entity Central Index Key	0001813452
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 25, 2022
Entity Ex Transition Period	false
Entity File Number	000-56374
Entity Tax Identification Number	83-2787199
Entity Address Address Line 1	2548 West Desert Inn Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89109
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	206-1313